SCHEDULE OF FINANCING WITH RELATED PARTIES (Details) (Parenthetical) - USD ($) $ in Thousands								1 Months Ended				6 Months Ended		12 Months Ended
		Jun. 04, 2024	May 16, 2024	Mar. 25, 2024	Feb. 20, 2024	Jan. 16, 2024	May 31, 2020	Aug. 31, 2024	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2016	Jan. 31, 2024	May 31, 2023	Nov. 01, 2022	Dec. 31, 2019
Related Party Transaction [Line Items]
Land use right												$ 121,696		$ 126,149
Property and equipment	[1]											166,413		181,377
Yantai Guofeng Investment Holding Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Outstanding balance	[2]											101,827		104,227
Yantai Guofeng Investment Holding Group Co., Ltd. [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest rate																			6.50%
Principal amount converted
Nanjing Shengnuo Biotechnology Industry Company Ltd [Member]
Related Party Transaction [Line Items]
Outstanding balance	[3]													1,127
Nanjing Shengnuo Biotechnology Industry Company Ltd [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest rate																	10.00%
Repayment of loans		$ 757	$ 344
FAW Finance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Interest rate												3.915%
Debt maturity description												November 1, 2022 to November 1, 2025
Outstanding balance	[4]											$ 158,448		162,181
FAW Finance Co., Ltd. [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest rate							3.915%											5.0895%
Debt maturity description							2022 to 2025
Installment payments							$ 39,612
Land use right												61,326		64,942
Property and equipment												$ 21,813		25,702
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Interest rate												4.90%
Debt maturity description												August 1, 2024
Outstanding balance	[5]											$ 3,816		3,906
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Installment payments															$ 1,160
Property and equipment												709		586
Borrowings												1,677		1,780
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member] | Settlement Agreement [Member]
Related Party Transaction [Line Items]
Interest rate															4.90%
Outstanding balance															$ 4,641
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Outstanding balance	[6]											$ 1,789		$ 563
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest rate				6.00%	6.00%	6.00%						6.00%		10.00%		10.00%
Repayment of loans														$ 413
Debt maturity description												April 24, 2024 to October 23, 2024
Proceeds from loans				$ 1,238	$ 1,238	$ 1,238			$ 550		$ 550
Remaining loans												$ 137
Debt maturity date				Mar. 24, 2025	Jan. 28, 2025	Jan. 15, 2025
Jinan Haiyun Investment Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Outstanding balance	[7]											$ 1,376		$ 1,408
Jinan Haiyun Investment Consulting Co., Ltd [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest rate												10.00%
Proceeds from loans										$ 1,376	$ 1,376
Debt maturity date										Sep. 24, 2024	Aug. 22, 2024
Interest rate decrease												8.00%
Jinan Haiyun Investment Consulting Co., Ltd [Member] | Loan Agreements [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Interest rate								6.00%
Debt maturity description								February 22, 2025 and March 24, 2025

[1]	The carrying amounts of buildings, molds and tooling, machines and equipment and other logistic equipment pledged by FAW Jilin to secure the borrowings were US$52,271 thousand and US$58,584 thousand as of June 30, 2024 and December 31, 2023, respectively.
[2]	In December 2019, Shandong Baoya entered loans with Yantai Guofeng Investment Holding Group Co., Ltd. The loans are bearing an interest rate of 6.5%. Pursuant to the loan agreements, if Shandong Baoya meets certain development conditions, part of the loans could be transferred to a government subsidy, and the relevant interest would be waived. None of the conditions were met. For the six months ended June 30, 2024 and 2023, the principal amount converted to government subsidies were both nil.
[3]	In May 2023, Shandong Baoya entered loans with Nanjing Shengnuo Biotechnology Industry Company Ltd. The loans bear an interest rate of 10%. The loans were to mature in three months, but the due dates were further extended twice in July 2023 and January 2024. On May 16 and June 4, 2024, Shandong Baoya repaid the principal of US$344 thousand and US$757 thousand, respectively. As of June 30, 2024, there was no outstanding principal due.
[4]	During May 2020, FAW Jilin entered pledged loans with FAW Finance Co., Ltd. The loans bear interest of 3.915% and mature gradually from 2022 to 2025. Pursuant to the agreements, FAW Jilin will make four installment payments of US$39,612 thousand (each for the remaining principal balance. On November 1, 2022, FAW Jilin defaulted on this pledged loan. As a result, pursuant to the agreement, there will be penalties for unpaid interest, and the annual interest rate for the default principal increased to 5.0895% from 3.915%. The remaining unpaid principal was not due immediately, The following table illustrates the carrying amount of the loan and the buildings, machine and equipment, and land use right, pledged by the Company to secure the borrowings as of June 30, 2024 and December 31, 2023.
[5]	In 2016, Dezhou Yarui entered into a related party pledged loan with Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. (“Dezhou Jingtai”). The loan was originally due on October 31, 2026. In March 2022, pursuant to the loan agreement, Dezhou Jingtai filed in court to request the Company to repay the loan in advance. As a result, in April 2022, the Company reached a settlement agreement with Dezhou Jingtai. Pursuant to the settlement agreement, the outstanding balance of US$4,641 thousand will bear an annual interest rate of 4.9% and will be repaid in four installments, with each payment amount of US$1,160 thousand on and before August 1, 2024. As of the March 24, 2023, the Company partially paid the first installment, which was due on February 1, 2023. In August 2023, Dezhou Yarui entered into an agreement with Dezhou Jingtai to settle the remaining amount due. The following table illustrates the carrying amount of the loan and the machine and equipment pledged by the Company to secure the borrowings as of June 30, 2024 and December 31, 2023.
[6]	In August and October 2023, Shandong Baoya entered two loans totaling US$550 thousand with Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd.(“Jiankangdadi”). The loans bear interest of 10%. Of such loans, the due date of the US$413 thousand loan was December 31, 2023. The Company signed the agreements in January and June 2024 to extend the due date to December 31, 2024 and the interest rate decreased from 10% to 6%. The due date of the remaining US$137 thousand loan was extended from April 24, 2024 to October 23, 2024. On January 16, 2024, February 20, 2024, and March 25, 2024, Shandong Baoya entered three loans with Jiankangdadi. The loans bear interest of 6%. The total of the three loans was US$1,238 thousand. The due dates are January 15, 2025, January 28, 2025 and March 24, 2025.
[7]	In August and September 2023, Shandong Baoya entered two loans amounting to US$1,376 thousand with Jinan Haiyun Investment Consulting Co., Ltd. The loans bear interest of 10%. The Company has signed an agreement to extend the due dates to August 22, 2024 and September 24, 2024, and the interest rate was decreased to 8%. In August 2024, the Company signed an agreement to extend the due date to February 22, 2025 and March 24, 2025 and the interest rate was decreased to 6%.